RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2023
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

26 RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows		Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments	Interest expenses	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$	S$		S$		S$

2023
Bank loan	503,606	-	(82,672)#	20,764	-	-		441,698
Warrant liabilities	-	-	-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)	4,266	-	-		-
Convertible loans	3,401,237	-	(25,753)	25,753	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594)*	499	-	-		6,324

2022
Bank loan	574,810	-	(90,764)	19,560	-	-		503,606
Third party loan	350,000	300,000	(359,719)	9,719	-	-		300,000
Convertible loans	2,310,757	-	(95,000)	95,000	-	1,090,480		3,401,237
Lease liabilities	23,131	-	(9,608)*	896	-	-		14,419

2021
Bank loan	626,262	-	(70,879)	19,427	-	-		574,810
Third party loan	-	350,000	(2,014)	2,014	-	-		350,000
Convertible loans	2,323,423	-	(94,966)	94,966	-	(12,666)		2,310,757
Lease liabilities	31,122	-	(9,280)*	1,289	-	-		23,131

^	Includes exchange realignment of S$3,302 of warrant liabilities for the year ended December 31, 2023.

#	Includes exchange realignment of S$28,924 of bank borrowings for the year ended December 31, 2023.

*	Includes exchange realignment of S$535, S$1,157 and S$653 of lease liabilities for the years ended December 31, 2021, 2022 and 2023, respectively.

Other significant non-cash transactions arising from the financing activities in the Consolidated Statements of Cash Flows were as follows:

During the financial year ended December 31, 2021, the Group had the following significant non-cash transactions:

Issuance of 92,563 ordinary shares for a total consideration of S$190,355 for settlement of a professional fees of the equivalent amount.

During the financial year ended December 31, 2023, the Group had the following significant non-cash transactions:

Issuance of 120,618 warrants for S$223,845 in connection with the Initial Public Offering in April 2023.